LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

19. LEASES

The Group leases certain office premises and cloud infrastructure to support its core business system under non-cancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. As of December 31, 2021, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2021, the Group did not have additional operating leases that have not yet commenced.

For the year ended
December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	12,738
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	9,019
Weighted average remaining lease term
Operating leases	1.23
Weighted average discount rate
Operating leases	5.30%
Short-term lease cost	19,936

As of December 31, 2021, the maturity of operating lease liabilities are as follows:

The year ended December 31,	RMB
2022	15,168
2023	3,151
2024	234
18,553
Less imputed interest	644
Total	17,909

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For years ended December 31, 2020 and 2021, total rental expense for all operating leases amounted to RMB 58,831 and RMB 30,442, respectively.